DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Cost of Sales (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Changes in Inventories [Abstract]
Inventories at the beginning of the year	$ 862,634	$ 632,178	$ 1,138,879
Purchases	23,636,161	19,125,727	24,767,210
Operating costs	24,333,362	22,712,854	24,815,999
Inventories at the end of the year	(1,169,604)	(862,634)	(632,178)
Total	$ 47,662,553	$ 41,608,125	$ 50,089,910